Restatement of Previously Issued Audit and Unaudited Financial Statements (Details) - Schedule of condensed consolidated statement of changes in stockholders’ equity - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
As Filed [Member]
Restatement of Previously Issued Audit and Unaudited Financial Statements (Details) - Schedule of condensed consolidated statement of changes in stockholders’ equity [Line Items]
Business combination with GPAQ on July 1, 2020	$ 30,534,781	$ 30,534,781
Warrants issued in connection with IRG debt settlement		5,196,116
November 18, 2020 capital raise, net of offering costs		22,945,410
December 4, 2020 capital raise, net of offering costs		3,283,089
Net loss	(33,936,903)	(71,488,288)
Restatement Adjustments [Member]
Restatement of Previously Issued Audit and Unaudited Financial Statements (Details) - Schedule of condensed consolidated statement of changes in stockholders’ equity [Line Items]
Business combination with GPAQ on July 1, 2020		(30,040,000)
Warrants issued in connection with IRG debt settlement		(5,196,116)
November 18, 2020 capital raise, net of offering costs		(8,467,000)
December 4, 2020 capital raise, net of offering costs		(1,212,000)
Net loss		25,803,116
Restated [Member]
Restatement of Previously Issued Audit and Unaudited Financial Statements (Details) - Schedule of condensed consolidated statement of changes in stockholders’ equity [Line Items]
Business combination with GPAQ on July 1, 2020	494,781	494,781
Warrants issued in connection with IRG debt settlement
November 18, 2020 capital raise, net of offering costs		14,478,410
December 4, 2020 capital raise, net of offering costs		2,071,089
Net loss	(8,426,903)	$ (45,685,172)
Restatement Adjustments [Member]
Restatement of Previously Issued Audit and Unaudited Financial Statements (Details) - Schedule of condensed consolidated statement of changes in stockholders’ equity [Line Items]
Business combination with GPAQ on July 1, 2020	(30,040,000)
Net loss	$ 25,510,000